Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Jul. 25, 2025	Apr. 01, 2025	Aug. 04, 2025	Jul. 22, 2025	Jun. 30, 2025	Dec. 31, 2024
Jeethen International Co., Limited [Member]
Subsequent Events [Line Items]
Price per-share		$ 0.08
Company acquire		$ 10,850,000
Exchange amount		$ 135,625,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Price per-share	$ 0.254
Common stock units issued	7,874,015
Warrant issued	1
Unit price per share	$ 0.254
Working capital	$ 2,000,000
Exercise price	$ 0.6
Warrant term	5 years
Equity incentive plan, shares			34,430,300
Subsequent Event [Member] | Tarena Hong Kong Limited [Member]
Subsequent Events [Line Items]
Owned subsidiaries amount				$ 1
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Investors to issue ordinary shares		25,000,000
Ordinary shares, raising amount		$ 2,000,000
Price per-share		$ 0.08
Unit price per share					$ 0.001	$ 0.001
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock units issued	1
British Virgin Islands company [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Equity interest percentage				100.00%